Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Mar. 31, 2011
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.04	$ 0.04
Common stock, shares authorized	12,500,000	12,500,000
Common stock, shares issued	3,229,314	3,229,314
Preferred Stock, par value	$ 0.04	$ 0.04
Preferred stock, shares authorized	250,000	250,000
Preferred stock, shares issued
Treasury stock, shares	189,587	189,587